Schedule of Investments (unaudited)
June 30, 2026
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 ClearBridge Emerging Markets Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 5.0%
Interactive Media & Services — 4.5%
Tencent Holdings Ltd.	351,495	$19,396,393 (a)
Wireless Telecommunication Services — 0.5%
Etihad Etisalat Co.	146,602	2,358,696

Total Communication Services		21,755,089
Consumer Discretionary — 7.5%
Automobile Components — 0.4%
Minth Group Ltd.	513,904	1,741,367 (a)
Automobiles — 1.6%
BYD Co. Ltd., Class H Shares	270,663	2,507,941 (a)
Mahindra & Mahindra Ltd.	136,173	4,429,000 (a)
Total Automobiles		6,936,941
Broadline Retail — 3.0%
Alibaba Group Holding Ltd.	309,040	3,704,911 (a)
Alibaba Group Holding Ltd., ADR	53,837	5,167,275
JD.com Inc., ADR	50,179	1,278,561
JD.com Inc., Class A Shares	37,371	476,122 (a)
MercadoLibre Inc.	1,285	2,181,146 *
Total Broadline Retail		12,808,015
Hotels, Restaurants & Leisure — 0.8%
MakeMyTrip Ltd.	18,669	994,871 *
Trip.com Group Ltd., ADR	66,666	2,655,974 *
Total Hotels, Restaurants & Leisure		3,650,845
Textiles, Apparel & Luxury Goods — 1.7%
Titan Co. Ltd.	154,222	7,183,091 (a)

Total Consumer Discretionary		32,320,259
Consumer Staples — 2.4%
Beverages — 0.5%
Eastroc Beverage Group Co. Ltd., Class A Shares	104,161	1,899,576 (a)
Eastroc Beverage Group Co. Ltd., Class H Shares	16,814	229,822
Total Beverages		2,129,398
Consumer Staples Distribution & Retail — 1.9%
Clicks Group Ltd.	124,127	1,723,759
Dino Polska SA	191,786	1,448,958 *(a)(b)
Raia Drogasil SA	847,410	2,752,856
Wal-Mart de Mexico SAB de CV	817,741	2,396,992
Total Consumer Staples Distribution & Retail		8,322,565

Total Consumer Staples		10,451,963
Energy — 1.7%
Oil, Gas & Consumable Fuels — 1.7%
PRIO SA	148,088	1,498,867 *
Reliance Industries Ltd.	431,928	5,916,816 (a)

Total Energy		7,415,683
Financials — 17.1%
Banks — 15.2%
Al Rajhi Bank	272,914	4,787,467 (a)
See Notes to Schedule of Investments.

ClearBridge Emerging Markets Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 ClearBridge Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
Bank Central Asia Tbk PT	6,663,505	$2,076,385 (a)
Capitec Bank Holdings Ltd.	30,081	8,732,962 (a)
China Merchants Bank Co. Ltd., Class H Shares	1,072,398	6,157,458 (a)
Grupo Financiero Banorte SAB de CV, Class O Shares	405,916	4,298,822
HDFC Bank Ltd., ADR	322,862	8,339,525
ICICI Bank Ltd., ADR	284,568	8,261,009
Inter & Co. Inc., Class A Shares	174,994	950,217
Kotak Mahindra Bank Ltd.	909,849	3,774,460 (a)
NU Holdings Ltd., Class A Shares	286,970	3,833,919 *
Powszechna Kasa Oszczednosci Bank Polski SA	164,660	4,521,082 (a)
Shinhan Financial Group Co. Ltd.	154,514	9,687,975 (a)
Total Banks		65,421,281
Insurance — 1.9%
AIA Group Ltd.	455,774	4,172,718 (a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	612,436	4,004,586 (a)
Total Insurance		8,177,304

Total Financials		73,598,585
Health Care — 2.2%
Health Care Providers & Services — 2.2%
Apollo Hospitals Enterprise Ltd.	74,089	6,800,484 (a)
Dr Sulaiman Al Habib Medical Services Group Co.	50,636	2,857,136

Total Health Care		9,657,620
Industrials — 9.1%
Electrical Equipment — 5.4%
Contemporary Amperex Technology Co. Ltd., Class A Shares	124,932	7,262,243 (a)
Harbin Electric Co. Ltd., Class H Shares	539,660	1,063,815 (a)
HD Hyundai Electric Co. Ltd.	7,212	4,626,363 (a)
Sieyuan Electric Co. Ltd., Class A Shares	244,651	6,262,172 (a)
WEG SA	440,413	4,002,048
Total Electrical Equipment		23,216,641
Ground Transportation — 0.8%
Localiza Rent a Car SA	437,654	3,530,193
Industrial Conglomerates — 1.4%
SK Square Co. Ltd.	5,427	6,137,180 (a)
Machinery — 1.5%
Samsung Heavy Industries Co. Ltd.	192,130	2,922,118 *(a)
Shenzhen Inovance Technology Co. Ltd., Class A Shares	354,047	3,471,808 (a)
Total Machinery		6,393,926

Total Industrials		39,277,940
Information Technology — 51.2%
Communications Equipment — 0.9%
Accton Technology Corp.	49,887	3,979,095 (a)
Electronic Equipment, Instruments & Components — 4.2%
Delta Electronics Inc.	210,159	13,198,782 (a)
Elite Material Co. Ltd.	29,259	5,058,311 (a)
Total Electronic Equipment, Instruments & Components		18,257,093
See Notes to Schedule of Investments.

ClearBridge Emerging Markets Fund 2026 Quarterly Report

 ClearBridge Emerging Markets Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

IT Services — 0.4%
	EPAM Systems Inc.	11,157	$885,308 *
	Globant SA	25,623	741,529 *
Total IT Services			1,626,837
Semiconductors & Semiconductor Equipment — 32.4%
	MediaTek Inc.	85,145	11,602,260 (a)
	SK hynix Inc.	26,797	47,285,518 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd.	882,390	69,611,996 (a)
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	23,106	11,034,733
Total Semiconductors & Semiconductor Equipment			139,534,507
Technology Hardware, Storage & Peripherals — 13.3%
	Quanta Computer Inc.	466,058	5,433,540 (a)
	Samsung Electronics Co. Ltd.	234,047	51,934,384 (a)
Total Technology Hardware, Storage & Peripherals			57,367,924

Total Information Technology			220,765,456
Materials — 3.2%
Construction Materials — 0.8%
	UltraTech Cement Ltd.	29,795	3,547,264 (a)
Metals & Mining — 2.4%
	Antofagasta PLC	119,782	6,079,312 (a)
	Gold Fields Ltd.	123,018	4,129,149 (a)
Total Metals & Mining			10,208,461

Total Materials			13,755,725
Total Common Stocks (Cost — $244,532,458)			428,998,320
	Rate
Preferred Stocks — 0.1%
Industrials — 0.1%
Ground Transportation — 0.1%
Localiza Rent a Car SA (Cost — $161,562)	1.100%	20,455	159,089 (c)
Total Investments before Short-Term Investments (Cost — $244,694,020)			429,157,409

Short-Term Investments — 0.9%
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares (Cost — $3,878,857)	3.552%	3,878,857	3,878,857 (d)(e)
Total Investments — 100.4% (Cost — $248,572,877)			433,036,266
Liabilities in Excess of Other Assets — (0.4)%			(1,536,817)
Total Net Assets — 100.0%			$431,499,449

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The rate shown represents the yield as of June 30, 2026.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $3,878,857 and the cost was $3,878,857 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Schedule of Investments.

ClearBridge Emerging Markets Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 ClearBridge Emerging Markets Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Emerging Markets Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Emerging Markets Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Emerging Markets Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$2,358,696	$19,396,393	—	$21,755,089
Consumer Discretionary	12,277,827	20,042,432	—	32,320,259
Consumer Staples	7,103,429	3,348,534	—	10,451,963
Energy	1,498,867	5,916,816	—	7,415,683
Financials	25,683,492	47,915,093	—	73,598,585
Health Care	2,857,136	6,800,484	—	9,657,620
Industrials	7,532,241	31,745,699	—	39,277,940
Information Technology	12,661,570	208,103,886	—	220,765,456
Materials	—	13,755,725	—	13,755,725
Preferred Stocks	159,089	—	—	159,089
Total Long-Term Investments	72,132,347	357,025,062	—	429,157,409
Short-Term Investments†	3,878,857	—	—	3,878,857
Total Investments	$76,011,204	$357,025,062	—	$433,036,266

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2026. The following transactions were effected in such company for the period ended June 30, 2026.

	Affiliate Value at September 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	$1,501,586	$73,054,586	73,054,586	$70,677,315	70,677,315

ClearBridge Emerging Markets Fund 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Institutional U.S. Treasury Reserves, Institutional Shares	—	$136,257	—	$3,878,857

ClearBridge Emerging Markets Fund 2026 Quarterly Report